Operating revenues (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of revenues from contracts with customers

Revenue recognition for the year ended December 31, 2024	At the flight time				At the sale				Total
	Domestic		International		Domestic		International		Revenues
Passenger revenues
Fare revenues	US$	930,837	US$	586,269	US$	—	US$	—	US$	1,517,106
Other passenger revenues		902,312		572,923		10,587		6,771		1,492,593
		1,833,149		1,159,192		10,587		6,771		3,009,699
Non-passenger revenues
Other non-passenger revenues		110,691		860		—		—		111,551
Cargo		2,122		18,504		—		—		20,626
Total	US$	1,945,962	US$	1,178,556	US$	10,587	US$	6,771	US$	3,141,876

Revenue recognition for the year ended December 31, 2023	At the flight time				At the sale				Total
	Domestic		International		Domestic		International		Revenues
Passenger revenues
Fare revenues	US$	1,027,699	US$	622,588	US$	—	US$	—	US$	1,650,287
Other passenger revenues		901,331		551,075		12,964		7,867		1,473,237
		1,929,030		1,173,663		12,964		7,867		3,123,524
Non-passenger revenues
Other non-passenger revenues		114,318		1,106		—		—		115,424
Cargo		4,432		15,593		—		—		20,025
Total	US$	2,047,780	US$	1,190,362	US$	12,964	US$	7,867	US$	3,258,973

Revenue recognition for the year ended December 31, 2022	At the flight time				At the sale				Total
	Domestic		International		Domestic		International		Revenues
Passenger revenues
Fare revenues	US$	1,097,480	US$	563,696	US$	—	US$	—	US$	1,661,176
Other passenger revenues		695,602		365,243		11,403		6,003		1,078,251
		1,793,082		928,939		11,403		6,003		2,739,427
Non-passenger revenues
Other non-passenger revenues		92,088		889		—		—		92,977
Cargo		13,171		1,615		—		—		14,786
Total	US$	1,898,341	US$	931,443	US$	11,403	US$	6,003	US$	2,847,190

Schedule of transactions from unearned transportation revenues

	2024		2023
January 1	US$	343,400	US$	346,469
Deferred		3,009,076		3,120,455
Recognized in revenue during the year		(3,009,699)		(3,123,524)
December 31	US$	342,777	US$	343,400